INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forward	$ 7,317,778	$ 4,162,890
Tax credit carry-forward	203,889	125,954
Accrued liabilities	722,863	419,704
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	1,351
Gross Deferred Tax Assets	8,263,075	4,725,093
Valuation Allowance	(8,263,075)	(4,725,093)
Net deferred tax assets	$ 0	$ 0
Federal tax expense (benefit) at statutory rate, Percentage	34.00%	34.00%
State tax expense (benefit) net of federal tax effect, Percentage	3.60%	5.80%
R&D Credit, Percentage	0.30%	0.40%
Non-deductible expenses, Percentage	(14.50%)	(1.70%)
Change in Valuation Allowance, Percentage	(23.40%)	(38.50%)
Total tax expense, Percentage	0.00%	0.00%